License Agreement/Revenue Recognition - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Jun. 30, 2015
Ampio [Member] | KOREA
Revenue Recognition [Line Items]
Upfront payment received		$ 500,000
Upfront payment received, net proceed		418,000
Milestone payments that may be earned and recognized		$ 3,200,000
Deferred revenue recognition period		10 years
Royalty percentage of net sales		25.00%
Vyrix Pharmaceuticals [Member]
Revenue Recognition [Line Items]
Upfront payment received	$ 250,000
Milestone payments that may be earned and recognized	$ 3,025,000
Deferred revenue recognition period	7 years
Agreement expiration period	15 years